Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
23.	COMMITMENTS AND CONTINGENCIES

Executives/directors agreements

The Company has entered into employment agreements with its executives and directors. While most of these agreements provide for fixed terms, with the latest expiring on May 31, 2027, and include automatic renewal options for varying terms of one or three years unless terminated by either party, one of our executive’s employment agreements is for an indefinite term. Future payments for all employment agreements, including the annual commitment for the indefinite term agreement, as of December 31, 2025 and 2024, are presented in the table below.

	As of December 31,
	2025	2024
Years ending December 31:
2025	$-	$825,000
2026	1,330,000	365,000
2027	1,213,333	365,000
Total minimum payment required	$2,543,333	$1,555,000

Contracted expenditure commitments

The Company’s contracted expenditures commitments as of December 31, 2025 but not provided in the consolidated financial statements are as follows:

		Payments Due by Period
			Less than			More than
Contractual Obligations	Nature	Total	1 year	1-2 years	3-5 years	5 years
Service fee commitments	(a)	$659,360	$247,260	$412,100	$-	$-
Operating lease commitments	(b)	121,177	76,722	44,455	-	-
		$780,537	$323,982	$456,555	$-	$-

(a)	The Company has engaged Stander Information Company Limited (“Stander”) to provide technical services relating to the cash management systems for the Company’s secure logistics business. The service agreement with Stander is comprised of a monthly fixed service fee and certain other fees as specified in the agreement, which will expire in August 2028.

(b)	From time to time, the Company entered into various short-term lease agreements to rent warehouses and offices. In addition, the Company has various low value items with various lease terms that the Company is committed to pay in the future.

The Company’s contracted expenditures commitments as of December 31, 2024 but not provided in the consolidated financial statements are as follows:

		Payments Due by Period
			Less than			More than
Contractual Obligations	Nature	Total	1 year	1-2 years	3-5 years	5 years
Service fee commitments	(a)	$151,320	$151,320	$-	$-	$-
Operating lease commitments	(b)	311,107	163,775	135,045	12,287	-
		$462,427	$315,095	$135,045	$12,287	$-

(a)	The Company has engaged Stander Information Company Limited (“Stander”) to provide technical services relating to the cash management systems for the Company’s secure logistics business. The service agreement with Stander is comprised of a monthly fixed service fee and certain other fees as specified in the agreement, which will expire in August 2025.

(b)	From time to time, the Company entered into various short-term lease agreements to rent warehouses and offices. In addition, the Company has various low value items with various lease terms that the Company is committed to pay in the future.

Bank guarantees

As of December 31, 2025 and 2024, the Company did not have commitments with banks for bank guarantees.